Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)						3 Months Ended		12 Months Ended
	Aug. 19, 2019	Jul. 24, 2019	Mar. 08, 2018	Mar. 28, 2014	Apr. 21, 2010	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Reverse stock split	reverse split in 1-for-15	1-for-15 reverse split	reversed split for a ratio of 1 for 150	effecting a 1:150 reverse split
Allowance for doubtful accounts receivable						$ 0		$ 5,300		$ 3,187
Prepaid expenses						1,784		1,784		18,596
Contract liabilities						$ 31,547		$ 36,704		41,207
Intangible asset, amortization period						10 years		10 years	10 years
Goodwill and intangible assets impairment charge						$ 0	$ 0
Depreciation expense						$ 67,450	65,254	$ 269,926		250,328
Share-based payment award, replacement, repurchase price | $ / shares						$ 0
Research and development
Current operating lease liabilities						30,385		30,125		29,237
Long-term operating lease liabilities						14,725		22,574		51,620
Right of use assets						$ 48,043		$ 55,606		$ 83,679
UK Office and Warehouse [Member]
Foreign currency translation rate						1.3783		1.3262	1.3262
Annual rent						$ 35,196		$ 33,866
GBP:USD [Member] | Closing Rate [Member]
Foreign currency translation rate						1.3783	1.3262	1.3665	1.3665	1.3262
GBP:USD [Member] | Quarterly Average Rate [Member]
Foreign currency translation rate						1.379068	1.286618
GBP [Member] | UK Office and Warehouse [Member]
Annual rent						$ 25,536			£ 25,536
Maximum [Member]
Cash insured by FDIC						$ 250,000		$ 250,000
EClips Media Technologies, Inc [Member]
Reverse stock split					effecting a 2:1 forward split